UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)

Common Stocks 27.8%
Consumer Discretionary 2.5%
Auto Components 0.3%
Autoliv, Inc.	1,300	79,612
TRW Automotive Holdings Corp.*	1,400	35,784

		115,396
Hotels Restaurants & Leisure 0.5%
Panera Bread Co. "A"*	400	20,904
Yum! Brands, Inc.	3,500	142,380

		163,284
Household Durables 0.2%
Centex Corp.	4,000	83,280

Media 0.8%
DISH Network Corp. "A"*	4,200	125,328
Liberty Global, Inc. "A"*	300	10,617
The DIRECTV Group, Inc.*	5,900	145,376

		281,321
Specialty Retail 0.7%
The Gap, Inc.	6,500	121,030
TJX Companies, Inc.	4,400	141,768

		262,798
Consumer Staples 2.5%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	900	20,250
Pepsi Bottling Group, Inc.	3,700	124,727
PepsiCo, Inc.	700	47,971

		192,948
Food & Staples Retailing 0.9%
Kroger Co.	3,300	89,925
Safeway, Inc.	800	25,280
Wal-Mart Stores, Inc.	3,700	214,526

		329,731
Household Products 0.5%
Colgate-Palmolive Co.	2,000	141,400
Procter & Gamble Co.	300	20,115

		161,515
Personal Products 0.3%
Herbalife Ltd.	2,700	118,206
Tobacco 0.3%
Altria Group, Inc.	2,130	42,600
Philip Morris International, Inc.*	1,530	78,076

		120,676
Energy 3.9%
Energy Equipment & Services 0.0%
FMC Technologies, Inc.*	100	6,720
Oil, Gas & Consumable Fuels 3.9%
Apache Corp.	1,200	161,616
Chevron Corp.	3,000	288,450
ConocoPhillips	2,600	223,990
ExxonMobil Corp.	2,566	238,818
Hess Corp.	1,100	116,820
Marathon Oil Corp.	2,800	127,596
Noble Energy	1,600	139,200
Occidental Petroleum Corp.	900	74,889
Sunoco, Inc.	700	32,487
W&T Offshore, Inc.	300	12,270
Williams Companies, Inc.	400	14,200

		1,430,336
Financials 4.1%
Capital Markets 2.0%
Bank of New York Mellon Corp.	4,300	187,179
BlackRock, Inc.	100	20,179
Charles Schwab Corp.	6,700	144,720
Franklin Resources, Inc.	600	57,090

Northern Trust Corp.	2,200	163,042
State Street Corp.	2,100	151,494

		723,704
Commercial Banks 0.5%
Wells Fargo & Co.	6,030	179,392
Diversified Financial Services 0.2%
The Nasdaq OMX Group, Inc.*	2,300	83,835
Insurance 0.9%
ACE Ltd.	2,400	144,696
Allied World Assurance Co. Holdings Ltd.	700	28,861
MetLife, Inc.	300	18,255
PartnerRe Ltd.	1,400	103,572
Reinsurance Group of America, Inc.	500	25,990
W.R. Berkley Corp.	100	2,569

		323,943
Real Estate Investment Trusts 0.4%
AMB Property Corp. (REIT)	100	5,775
AvalonBay Communities, Inc. (REIT)	100	9,975
Equity Residential (REIT)	600	24,912
Host Hotels & Resorts, Inc. (REIT)	800	13,760
ProLogis (REIT)	300	18,783
Public Storage (REIT)	300	27,210
Simon Property Group, Inc. (REIT)	400	39,944
The Macerich Co. (REIT)	100	7,313
Vornado Realty Trust (REIT)	100	9,309

		156,981
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	1,400	33,180
Health Care 3.5%
Biotechnology 0.4%
Gilead Sciences, Inc.*	2,800	144,928
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	2,300	143,336
Intuitive Surgical, Inc.*	300	86,778
Kinetic Concepts, Inc.*	2,300	91,218
St. Jude Medical, Inc.*	1,700	74,426

		395,758
Health Care Providers & Services 0.5%
Aetna, Inc.	1,500	65,400
Health Net, Inc.*	4,300	125,947

		191,347
Pharmaceuticals 1.5%
Eli Lilly & Co.	3,000	144,420
Johnson & Johnson	800	53,672
Merck & Co., Inc.	3,100	117,924
Pfizer, Inc.	11,600	233,276
Watson Pharmaceuticals, Inc.*	300	9,312

		558,604
Industrials 4.4%
Aerospace & Defense 1.0%
General Dynamics Corp.	1,200	108,504
Honeywell International, Inc.	3,150	187,110

Northrop Grumman Corp.	700	51,499

		347,113
Airlines 0.2%
US Airways Group, Inc.*	9,200	79,028
Building Products 0.3%
Armstrong World Industries, Inc.	400	14,236
Lennox International, Inc.	200	6,628
USG Corp.*	2,600	91,806

		112,670
Commercial Services & Supplies 0.4%
HNI Corp.	300	6,531
The Brink's Co.	1,800	130,950

		137,481
Construction & Engineering 0.2%
Shaw Group, Inc.*	1,600	79,072
Industrial Conglomerates 0.7%
3M Co.	2,100	161,490
General Electric Co.	2,940	96,138

		257,628
Machinery 0.9%
Caterpillar, Inc.	1,900	155,572
Flowserve Corp.	1,200	148,908
PACCAR, Inc.	700	33,124

		337,604
Marine 0.3%
Kirby Corp.*	2,000	109,680
Road & Rail 0.4%
Ryder System, Inc.	2,100	143,787
Trading Companies & Distributors 0.0%
WESCO International, Inc.*	100	3,721
Information Technology 3.7%
Computers & Peripherals 1.8%
Apple, Inc.*	1,200	208,740
International Business Machines Corp.	1,400	168,980
Lexmark International, Inc. "A"*	3,100	97,309
Seagate Technology	5,300	100,011
Western Digital Corp.*	3,300	95,667

		670,707
Electronic Equipment & Instruments 0.2%
Avnet, Inc.*	1,600	41,904
Dolby Laboratories, Inc. "A"*	100	4,015
Tech Data Corp.*	300	10,083

		56,002
Internet Software & Services 0.3%
eBay, Inc.*	1,440	45,057
Google, Inc. "A"*	130	74,658

		119,715
IT Services 0.1%
VeriFone Holdings, Inc.*	4,700	52,593
Semiconductors & Semiconductor Equipment 0.4%
Texas Instruments, Inc.	5,000	145,800

Software 0.9%
Compuware Corp.*	800	6,032
Microsoft Corp.	10,460	298,320
Symantec Corp.*	1,410	24,280

		328,632
Materials 0.9%
Chemicals 0.3%
Monsanto Co.	1,100	125,422
Metals & Mining 0.6%
AK Steel Holding Corp.	1,100	69,058
Freeport-McMoRan Copper & Gold, Inc.	1,000	113,750
Reliance Steel & Aluminum Co.	400	24,312

		207,120
Telecommunication Services 1.4%
Diversified Telecommunication Services
AT&T, Inc.	4,270	165,292
Embarq Corp.	2,800	116,396
Verizon Communications, Inc.	6,300	242,424

		524,112
Utilities 0.9%
Electric Utilities 0.5%
Edison International	3,200	166,944
Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group, Inc.	1,900	160,835

Total Common Stocks (Cost $9,775,784)		10,223,549
	Principal Amount ($)	Value ($)

Government & Agency Obligation 71.5%
US Treasury Obligation
US Treasury STRIPS, 4.395%**, 2/15/2013 (a) (Cost $24,742,272)	30,475,000	26,275,758
	Shares	Value ($)

Securities Lending Collateral 30.8%
Daily Assets Fund Institutional, 2.88% (b) (c) (Cost $11,309,513)	11,309,513	11,309,513
Cash Equivalents 1.0%
Cash Management QP Trust, 2.54% (b) (Cost $367,262)	367,262	367,262
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $46,194,831) †	131.1	48,176,082
Other Assets and Liabilities, Net	(31.1)	(11,422,054)

Net Assets	100.0	36,754,028

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $46,286,964. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $1,889,118. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,346,634 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $457,516.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2008 amounted to $11,068,200 which is 30.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008